SIGNIFICANT OPERATING AND NONOPERATING ITEMS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Charges
Litigation Settlement, Expense	$ 33	$ 67
Other General Expense	19	19	$ 41
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		33
Other Cost and Expense, Operating	1,079	1,902	1,371
Interest Expense [Abstract]
Gains (Losses) on Extinguishment of Debt	27	(38)
Equity Income (Loss) - Net
Our proportionate share of unusual or infrequent items recorded by our equity method investees	111	92	61
Other Income (Loss) - Net
Other Nonoperating Income (Expense)	(1,674)	(1,763)	(1,265)
Equity Method Investment, Other than Temporary Impairment	591
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		$ 445
Equity Method Investment, Ownership Percentage		17.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		$ 150
Net realized and unrealized gains (losses) on equity securities and trading debt securities as well as realized gains (losses) on available-for-sale debt securities	(278)
Derivative, Gain (Loss) on Derivative, Net	(79)
Acquisitions of businesses, equity method investments and nonmarketable securities	1,263	3,809	838
Bottling Operations [Member]
Other Operating Charges
Other Restructuring Costs	403
Latin America Bottling Operations [Member]
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal	47
North America Territory [Member]
Other Operating Charges
Other Restructuring Costs		255	139
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal	(91)	(3,177)	(2,456)
CCEAG [Member]
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal		(26)	1,400
China Bottling Operation [Member]
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal		88
North America
Other Operating Charges
Productivity, integration and restructuring initiatives	175	241	134
Equity Income (Loss) - Net
Our proportionate share of unusual or infrequent items recorded by our equity method investees		2
Other Income (Loss) - Net
Cost incurred to convert bottling agreements	34	313	31
Corporate
Other Operating Charges
Productivity, integration and restructuring initiatives	237	193	105
Asset Impairment Charges		50
Cash Contribution Expense		225	200
Litigation Settlement, Expense	33	67
Other General Expense	19		32
Interest Expense [Abstract]
Gains (Losses) on Extinguishment of Debt		(38)
Equity Income (Loss) - Net
Our proportionate share of unusual or infrequent items recorded by our equity method investees	(13)	16	9
Other Income (Loss) - Net
Equity Method Investment, Other than Temporary Impairment		50
Gain (loss) on refranchised territories and/or bottler disposal			1,323
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee		25
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		445
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net		150
Net realized and unrealized gains (losses) on equity securities and trading debt securities as well as realized gains (losses) on available-for-sale debt securities	(278)
Derivative, Gain (Loss) on Derivative, Net	(79)
Corporate | Latin America Bottling Operations [Member]
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal	47
Corporate | CCEAG [Member]
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal		(26)
Corporate | China Bottling Operation [Member]
Other Income (Loss) - Net
Gain (loss) on refranchised territories and/or bottler disposal		88
Latin America
Other Operating Charges
Productivity, integration and restructuring initiatives	4	7
Other Income (Loss) - Net
Equity Method Investment, Other than Temporary Impairment	52
Bottling Investments
Other Operating Charges
Productivity, integration and restructuring initiatives	31	57	322
Other Restructuring Costs		419	297
Asset Impairment Charges		737	153
Other General Expense			9
Equity Income (Loss) - Net
Our proportionate share of unusual or infrequent items recorded by our equity method investees	124	70	52
Other Income (Loss) - Net
Equity Method Investment, Other than Temporary Impairment	205
Gain (loss) on refranchised territories and/or bottler disposal	(476)	(2,140)	(2,456)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement			(118)
Bottling Investments | Bottling Operations [Member]
Other Operating Charges
Other Restructuring Costs		280	276
Bottling Investments | North America Territory [Member]
Other Operating Charges
Other Restructuring Costs	139
Venezuelan subsidiary
Other Operating Charges
Accounts Receivable Write Down			76
Venezuelan subsidiary | Corporate
Other Operating Charges
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		34
Venezuelan subsidiary | Latin America
Other Operating Charges
Accounts Receivable Write Down			76
Egypt subsidiary
Other Income (Loss) - Net
Remeasurement Charges on Subsidiary Assets			72
Egypt subsidiary | Corporate
Other Income (Loss) - Net
Remeasurement Charges on Subsidiary Assets			72
Russian juice operations [Member]
Other Income (Loss) - Net
Loss due to reversal of cumulative translation adjustment	33
Russian juice operations [Member] | Bottling Investments
Other Income (Loss) - Net
Loss due to reversal of cumulative translation adjustment	33
Philippine Bottling Operations [Member]
Other Income (Loss) - Net
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
Philippine Bottling Operations [Member] | Corporate
Other Income (Loss) - Net
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	32
South African bottling operations [Member] | Corporate
Other Income (Loss) - Net
Gain (Loss) on sale of investment in subsidiary			(21)
Integration of German Bottling and Distribution Operation [Member]
Other Operating Charges
Productivity, integration and restructuring initiatives			240
North America Territory [Member]
Other Operating Charges
Asset Impairment Charges	450	737
North America Territory [Member] | Bottling Investments
Other Operating Charges
Asset Impairment Charges	450
Pension benefits
Other Income (Loss) - Net
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(240)	(228)	(118)
Pension benefits | Corporate
Other Income (Loss) - Net
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(64)	(116)
Pension benefits | Latin America
Other Income (Loss) - Net
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(4)
Pension benefits | Bottling Investments
Other Income (Loss) - Net
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	(149)
Lindley [Member]
Other Income (Loss) - Net
Gain (Loss) on Sale of Equity Investments	296
Lindley [Member] | Corporate
Other Income (Loss) - Net
Gain (Loss) on Sale of Equity Investments	296
Operating Expense [Member]
Other Operating Charges
Productivity, integration and restructuring initiatives	440	534	$ 352
Coca-Cola Beverage Africa [Member]
Other Operating Charges
Asset Impairment Charges	554	$ 0
Coca-Cola Beverage Africa [Member] | Corporate
Other Operating Charges
Asset Impairment Charges	554
Philippine Bottling Operations [Member]
Other Income (Loss) - Net
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss	$ 32